Commitments & Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases (Details) $ in Thousands	Feb. 28, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 8,507
2023	6,540
2024	5,555
2025	4,204
2026	3,218
Thereafter	5,434
Total	$ 33,458